Document and Entity Information	6 Months Ended
Jun. 30, 2016
Document And Entity Information
Entity Registrant Name	CACHET FINANCIAL SOLUTIONS, INC.
Entity Central Index Key	0001487906
Document Type	S-1
Document Period End Date	Jun. 30, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	CAFN